Revenue - Operating leases (Details) $ in Millions	Jun. 30, 2020 USD ($)
Leases [Abstract]
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	$ 267.7
Lessor, Operating Lease, Payments to be Received, Two Years	475.8
Lessor, Operating Lease, Payments to be Received, Three Years	371.7
Lessor, Operating Lease, Payments to be Received, Four Years	307.0
Lessor, Operating Lease, Payments to be Received, Five Years	$ 250.8